Share based payment reserve (Details 1)		12 Months Ended
		Aug. 31, 2022 shares $ / shares	Aug. 31, 2022 shares $ / shares	Aug. 31, 2021 $ / shares	Aug. 31, 2021 $ / shares
IfrsStatementLineItems [Line Items]
Ending balance | shares		5,336,000	5,336,000
Weighted average exercise price, ending balance	[1]	$ 0.41
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Beginning balance			7,351,000		7,352,000
Weighted average exercise price, beginning balance			$ 0.41		$ 0.41
Options exercised			(450,000)		(1,000)
Weighted average exercise price, options exercised		0.42		$ 0.40
Options expired			(1,565,000)
Weighted average exercise price, options expired		$ 0.41
Ending balance			5,336,000		7,351,000
Weighted average exercise price, ending balance			$ 0.41		$ 0.41

[1]	Total represents weighted average.